COLUMBIA FUNDS SERIES TRUST I

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Supplement dated November 13, 2009 to the following

Statements of Additional Information (the “SAI”s)

Columbia High Yield Municipal Fund

Supplement to the SAI dated

November 1, 2009

Columbia Small Cap Value Fund I

Supplement to the SAIs, each dated November 1, 2009

(for Class A, Class B, Class C and Class Z shares;

and, separately, for Class Y shares)

Columbia Balanced Fund

Columbia Federal Securities Fund

Columbia Oregon Intermediate Municipal Bond Fund

Supplement to the SAI dated

January 1, 2009

Columbia Conservative High Yield Fund

Supplement to the SAI dated January 1, 2009

(for Class A, Class B, Class C and Class Z shares) and the

SAI dated July 15, 2009 (for Class Y shares)

Columbia Technology Fund

Columbia Greater China Fund

Supplement to the SAI dated January 1, 2009,

as revised February 20, 2009

Columbia Strategic Investor Fund

Columbia Small Cap Growth Fund I

Columbia Mid Cap Growth Fund

Supplement to the SAI dated January 1, 2009,

as revised February 20, 2009 (for Class A, Class B, Class C, Class R, Class T and Class Z shares, as applicable)

and the SAI dated July 15, 2009 (for Class Y shares)

Columbia Real Estate Equity Fund

Supplement to the SAI dated January 1, 2009,

as revised February 20, 2009

Columbia International Stock Fund

Supplement to the SAI dated January 1, 2009,

as revised February 20, 2009 (for Class A, Class B,

Class C and Class Z shares) and the SAI dated

July 15, 2009 (for Class Y shares)

Columbia Large Cap Growth Fund

Supplement to the SAI dated February 1, 2009

(for Class A, Class B, Class C, Class E, Class F,

Class T and Class Z shares), and the SAI dated

July 15, 2009 (for Class Y shares)

Columbia Asset Allocation Fund

Columbia Contrarian Core Fund

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Liberty Fund

Columbia Small Cap Core Fund

Supplement to the SAI dated

February 1, 2009

Columbia Core Bond Fund

Supplement to the SAI dated

September 1, 2009

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the SAI dated March 1, 2009,

as revised March 31, 2009

Columbia Tax-Exempt Fund

Supplement to the SAI dated

April 1, 2009

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500® Index Fund, Variable Series

Columbia Select Large Cap Growth Fund, Variable Series

Columbia Select Opportunities Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Columbia Value and Restructuring Fund, Variable Series

Supplement to the SAI dated

May 1, 2009

Columbia Bond Fund

Supplement to the SAIs, each dated August 1, 2009

(for Class A, Class C and Class Z shares;

and, separately, for Class Y shares)

Columbia Blended Equity Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia International Growth Fund

Columbia Mid Cap Core Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia World Equity Fund

Supplement to the SAIs dated

August 1, 2009

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the SAI dated

October 1, 2009

(Each a “Fund” and together the “Funds”)

For each Fund’s SAI, except for the Class Y shares SAIs, as applicable, the first paragraph under the heading “The Transfer Agent” in sub-section “Other Services Provided” within the section “Investment Advisory and Other Services” is deleted and replaced in its entirety with the following:

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective November 1, 2009, the Funds pay the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective November 1, 2009, the Funds may reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds, subject to a cap up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by the account for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2007 through October 31, 2009, the Funds paid the Transfer Agent an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Funds paid the Transfer Agent for the fees and expenses the Transfer Agent paid to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Funds paid the Transfer Agent an annual fee of $17.00 per account, payable monthly.

***

For each Fund’s Class Y shares SAI, as applicable, the first paragraph under the heading “The Transfer Agent” in sub-section “Other Services Provided” within the section “Investment Advisory and Other Services” is deleted and replaced in its entirety with the following:

Columbia Management Services, Inc. acts as Transfer Agent for the Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund. Effective November 1, 2009, the Fund reimburses the Transfer Agent an annual transfer agency fee of $22.36 per Class Y share account, payable monthly. The Fund also pays certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. For the period July 15, 2009 through October 31, 2009, the Fund paid the Transfer Agent an annual transfer agency fee of $17.34 per Class Y share account, payable monthly.

Shareholders should retain this Supplement for future reference.

INT-50/27130-1109